BUSINESS ACQUISITIONS - Purchase price allocation (Details) - USD ($)	Jul. 12, 2019	Dec. 31, 2019
Intangible assets
Goodwill		$ 2,421,403
Marsco
Business Acquisition [Line Items]
Cash and cash equivalents	$ 339,611
Cash-segregated for regulatory purpose	22,094,198
Other current assets	5,098,900
Property, plant and equipment	5,581
Intangible assets
Operating License	6,900,000
Goodwill	2,421,403
Other current liabilities	(26,062,403)
Deferred tax liabilities	(1,449,000)
Total purchase price	$ 9,348,290
Marsco | Minimum
Business Acquisition [Line Items]
Property, plant and equipment, Amortization period (in years)	3 years
Marsco | Maximum
Business Acquisition [Line Items]
Property, plant and equipment, Amortization period (in years)	5 years